Income Taxes - Schedule of Income Taxes Recognized in Consolidated Statements of Profit or Loss (Details)	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)
Current tax
Provision for the year	RM 3,960,142	$ 976,366	RM 2,637,694	RM 1,355,882
Under provision for taxes	1,468,846	362,142	225,946
Deferred tax	(21,238)	(5,236)	(30,023)
Income tax expenses	RM 5,407,750	$ 1,333,272	RM 2,833,617	RM 1,355,882